JULY 31, 1998


                                 [LOGO OMITTED]
                                  THE OVB FUNDS
                          PORTFOLIOS OF THE ARBOR FUND

                                   SEMI-ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS

[LOGO OMITTED] THE OVB FUNDS

TABLE OF CONTENTS
-----------------------------------------------------
Investment Adviser's Review.........................1
Financial Statements................................4

--------------------------
THE OVB FUNDS:
[BULLET] NOT FDIC INSURED
[BULLET] NO BANK GUARANTEE
[BULLET] MAY LOSE VALUE
--------------------------

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 1998

INVESTMENT ADVISER'S REVIEW
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REVIEW
   The six-month period ended amid rising uncertainty in the stock and bond markets, while stability continued to prevail in the money markets.
   A variety of concerns came into sharper focus during the period, most notably the growing economic crisis in Asia and the related downward pressure on U.S. corporate profits.
   At the same time, the U.S. markets were supported by continued economic growth, controlled inflation, steady interest rates, and relatively strong consumer demand.
   The constant push-and-pull between these conflicting forces was responsible for an overall increase in market volatility, and speculation that perhaps the market's long-term advance had reached its limits, at least for now.


MONEY MARKET REVIEW
   As of July 31, 1998, Class "A" shares of the OVB Funds Prime Obligations Portfolio produced a seven-day current yield of 5.20%. Class "B" shares produced a seven-day current yield of 4.95%.
   In the past six months, the Federal Reserve Board refrained from their early bias to raise interest rates on the apparent theory that global events would keep the domestic economy from overheating.
   Looking ahead, we believe that short-term rates will remain relatively stable, and that any change could actually be to the downside. For the time being, the money markets should continue to provide a healthy return to investors who seek stability in an environment of change.


BOND MARKET REVIEW
   For the six months ended July 31, 1998, Class "A" shares of the West Virginia Tax-Exempt Income Portfolio produced a total return of 1.62% while Class "B" shares returned 1.40%. Class "A" shares of the Government Securities Portfolio produced a total return of 2.29%, while Class "B" shares returned 2.16%.
   As they often do during times of uncertainty, bonds performed well overall, helped in part by inflows of cash from domestic and international investors seeking the safe haven of U.S. government and corporate debt instruments.
   The bond market also benefited from the continued focus on inflation by the Federal Reserve Board, which saw the Asian economic crisis as an additional reason to leave interest rates at their current levels.
   Looking ahead, we see little chance of a significant hike in interest rates, as weaknesses in various sectors of the economy continue to appear. If anything, we can envision a slight easing of rates

INVESTMENT ADVISER'S REVIEW (CONCLUDED)
--------------------------------------------------------------------------------

if the Fed perceives a need to keep the American economy a bastion of strength. Therefore, we expect bonds to continue to perform well in the months ahead.
   In the tax-exempt market, the state of West Virginia continued to benefit from a strong local economy. This, combined with a limited supply of new issues, led to good overall performance for the state's bonds during the past six months.
   While West Virginia's economy could be impacted by a global slowdown in demand for natural resources and other products and services, we believe the outlook remains relatively strong. Therefore, we believe that state and local municipal issues will continue to be attractive to investors.


EQUITY MARKET REVIEW
   For the six months ended July 31, 1998, Class "A" shares of the Emerging Growth Portfolio rose 8.68%, while Class "B" shares rose 8.50%. Class "A" shares of the Capital Appreciation Portfolio produced a total return of 19.50%, while Class "B" shares produced a total return of 19.44%. Class "A" shares of the Equity Income Portfolio rose 7.14%, while Class "B" shares rose 7.02%.
   After reaching record highs earlier in the fiscal year, equities declined during the period as the Asian crisis began having a meaningful impact on American corporate profits -- particularly for those multinational companies whose growth had been fueled in part by the former "miracle" economies of the Far East.
   Domestic equities continued to be a tale of two markets. On the one hand, large-cap stocks continued to perform relatively well, thanks to ongoing accumulation by index funds that favor the biggest names. This trend continued to benefit the OVB Equity Income Portfolio and the OVB Capital Appreciation Portfolio both of which are strongly invested in blue-chip stocks.
   On the other hand, small-cap issues continued to compete in vain for investor interest, despite the comparatively good values that exist among emerging growth companies. As a result, funds such as the OVB Emerging Growth Portfolio continued to lag their large-cap counterparts.
   Ironically, it is now easier to find good values, as measured by price-earnings ratios and other traditional yardsticks, among emerging-growth companies than among the world's largest corporations. This is a reversal of normal market psychology, which generally tends to place a higher value on companies in the earlier stages of their growth cycles. And while such a trend must try the patience of small-cap investors, we believe that the real values in the market will eventually be recognized.

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 1998
--------------------------------------------------------------------------------

   Looking ahead, we remain cautiously optimistic about the equity markets in general. It is true that the valuations on large-cap issues have reached beyond historic norms. In addition, the values assigned to certain very speculative issues, particularly those of companies involved in Internet commerce, are far beyond the fringes of rationality.
   However, we believe that the prudent investment approach employed by our fund managers can help us avoid the market's worst excesses, and will lead us to strong values for the long term. And while we are aware that a significant correction is a growing possibility, we believe that our long-range focus will help us stay on course through any downturns.


CONCLUSION
   As always, we view the investment markets not in terms of weeks or months, but in years and decades -- and we encourage our investors to do the same. While economic conditions may well be changing world- wide, one should not allow current events to overshadow the many positive developments and long-term opportunities that continue to abound.
   The continued expansion of our fund family, both in the number of investors and in the size of our asset base, indicates that a growing family of individuals and institutions share our view of the investment world. We thank you for being among them, and look forward to continuing to serve you in the years to come.

                                                           /S/ SIGNATURE
                                                           J. Randy Valentine
                                                           Senior Vice President
                                                           One Valley Bank, N.A.

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

FLOATING RATE INSTRUMENTS          9.3%
U.S. GOVERNMENT AGENCY OBLIGATION 11.2%
COMMERCIAL PAPER                  58.3%
CERTIFICATES OF DEPOSIT           14.2%
BANK NOTE                          3.3%
CORPORATE OBLIGATION               3.7%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 58.2%
   Financial Services -- 44.3%
   Apreco
     5.700%,  08/03/98              $1,800    $ 1,799
   Avon Capital Corporation
     5.550%,  08/10/98               1,775      1,773
   Ciesco LP
     5.550%,  08/27/98               1,045      1,041
   Eureka Securities
     5.530%,  08/31/98               1,500      1,493
   Falcon Asset Securitization
     5.550%,  08/17/98               1,000        998
   Greyhawk Funding
     5.540%,  09/22/98               1,620      1,607
   GTE Funding
     5.600%,  08/19/98               1,608      1,603
   Island Finance
     5.600%,  09/08/98               1,500      1,491
   Kitty Hawk Funding
     5.500%,  02/26/99               1,800      1,742
   Merrill Lynch & Company
     5.560%,  09/11/98               1,800      1,789
   Mont Blanc Capital
     5.560%,  08/17/98               2,000      1,995
   Park Avenue Receivables
     5.550%,  08/12/98               2,000      1,997

--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
   Peacock Funding
     5.520%,  11/09/98              $1,800    $ 1,772
   Prefco
     5.560%,  10/05/98               1,800      1,782
   Quebec Province
     5.520%,  12/22/98               1,000        978
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                    23,860
--------------------------------------------------------------------------------
   Industrial -- 8.8%
   Fortune Brands
     5.650%,  08/19/98               1,800      1,795
   General Motors
     5.540%,  08/24/98               1,800      1,794
   Motorola
     5.600%,  08/03/98               1,145      1,145
--------------------------------------------------------------------------------
   TOTAL INDUSTRIAL                             4,734
--------------------------------------------------------------------------------
   Insurance -- 3.3%
   Aon
     5.570%,  08/12/98               1,800      1,797
--------------------------------------------------------------------------------
   TOTAL INSURANCE                              1,797
--------------------------------------------------------------------------------
   Retail -- 1.8%
   Wal-Mart Stores
     5.680%,  08/03/98                 950        950
--------------------------------------------------------------------------------
   TOTAL RETAIL                                   950
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $31,341)       31,341
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 11.1%
   FNMA (A)
     5.233%,  08/04/98               6,000      6,000
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY
      OBLIGATION (COST $6,000)                  6,000
--------------------------------------------------------------------------------
CORPORATE OBLIGATION -- 3.7%
   Abbey National Treasury Service
     5.875%,  12/22/98               2,000      2,001
--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATION (COST $2,001)     2,001
--------------------------------------------------------------------------------
FLOATING RATE INSTRUMENTS -- 9.3%
   People's Security Life (A)
     5.820%,  08/01/98               3,000      3,000
   Travelers Insurance (A)
     5.738%,  09/01/98               2,000      2,000

--------------------------------------------------------------------------------
   TOTAL FLOATING RATE INSTRUMENTS
      (COST $5,000)                             5,000
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 14.2%
   Bankers Trust
     5.970%,  10/27/98              $1,625    $ 1,625
   Chase Manhattan Bank
     5.700%,  07/02/99               1,000        999
   Rabobank Nederland
     5.750%,  04/27/99               2,000      1,999
   Svenska Handels
     5.740%,  06/01/99               1,000        999
   Unibank
     5.950%,  12/01/98               2,000      2,001
--------------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $7,623)  7,623
--------------------------------------------------------------------------------
BANK NOTE -- 3.3%
   American Express Centurion Bank (A)
     5.596%,  08/26/98               1,800      1,800
--------------------------------------------------------------------------------
   TOTAL BANK NOTE (COST $1,800)                1,800
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.8% (COST $53,765)    53,765
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%
   Other Assets and Liabilities, Net               99
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES              99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   48,355,110 outstanding shares of
   beneficial interest                        $48,355
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   5,505,268 outstanding shares of
   beneficial interest                          5,505
Undistributed net investment income                 2
Accumulated net realized gain on investments        2
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $53,864
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS A                    $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS B                    $1.00
--------------------------------------------------------------------------------

FNMA   Federal National Mortgage Association
LP     Limited Partnership
(A) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on July 31, 1998. The date shown is the next scheduled reset date.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

MUNICIPAL BONDS   99.9%
CASH EQUIVALENT    0.1%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.2%
   West Virginia -- 99.2%
   Beckley, Industrial Development Authority,
     Beckley Water Project, RB
     7.000%,  10/01/17              $1,000    $ 1,091
   Beckley, Nursing Facility, Health
     Care Project, Series A, RB
     6.000%,  09/01/12                 310        322
   Beckley, Sewage System Refunding
     Bond, Series A, RB
     6.750%,  10/01/25                 400        426
   Berkeley County, Board of Education,
     GO, BIG, Escrowed to Maturity
     7.375%,  04/01/03                 425        482
   Berkeley County, Board of Education,
     GO, FGIC
     4.500%,  06/01/09                 540        535
   Berkeley County, Sewer System
     Refunding Bond, RB, MBIA
     5.625%,  10/01/19                 895        938
   Brooke County, Board of Education, GO,
     AMBAC, Escrowed to Maturity
     9.000%,  08/01/98                  15         15
   Cabell County, Board of Education,
     GO, MBIA, Escrowed to Maturity
     6.600%,  05/01/04               1,000      1,119

--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
   Cabell, Putnam & Wayne Counties, Single
     Family Mortgage, RB, FGIC,
     Escrowed to Maturity
     7.375%,  04/01/10             $   250     $  292
     7.375%,  04/01/11                 440        533
   Charles Town, Waterworks &
     Sewer System, RB, FSA
     5.250%,  10/01/18                 500        499
   Charleston, Building
     Community Parking
     Facility, Capital
     Appreciation, Series A, RB
     7.000%,  06/01/16                 580        641
   Charleston, Building
     Community Parking
     Facility, Capital
     Appreciation, Subseries C, RB
     6.000%,  12/01/10                 290        311
     0.000%,  12/01/15                 385        152
     0.000%,  12/01/16                 380        142
     0.000%,  12/01/26               1,000        180
   Charleston, Public Housing
     Authority, RB
     5.000%,  02/01/99                 100        101
   Clarksburg, Water Refunding &
     Improvements, RB
     6.100%,  09/01/04                 450        492
     6.200%,  09/01/05                 500        546
     6.250%,  09/01/19                 430        453
   Fairmont, Waterworks, RB, MBIA
     5.375%,  07/01/13                 680        709
   Greenbrier County, Public
     Service, District
     Sewer Project, RB, MBIA
     5.600%,  10/01/11                 175        187
     5.625%,  10/01/19                 500        522
   Harrison County, Board of
     Education, GO,
     FGIC, Escrowed to Maturity
     6.200%,  05/01/04                 850        934
     6.400%,  05/01/07                 175        199
   Harrison County, Building
     Commission, Maplewood
     Retirement Project,
     RB, AMBAC
     5.150%,  04/01/18               1,680      1,661
   Harrison County, Solid Waste
     Disposal, RB, MBIA
     6.300%,  05/01/23                 200        214
   Harrison County, Solid
     Waste Disposal,
     Monongahela Power Company,
     Series A, RB
     6.875%,  04/15/22               2,150      2,341
   Harrison County, Solid
     Waste Disposal,
     Potomac Edison Project,
     Series B, RB, AMBAC
     6.250%,  05/01/23                 400        425

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
   Harrison County, Solid Waste Disposal,
     West Penn Power Project,
     Series B, RB, AMT
     6.300%,  05/01/23              $  500     $  539
   Harrison County, Special
     Obligation Bonds,
     Series A, Escrowed to Maturity
     6.250%,  05/15/10                 100        112
   Huntington County, Sewer System
     Refunding, RB, FSA
     5.375%,  11/01/23               1,000      1,007
   Jackson County, Residential
     Mortgage, RB, FGIC,
     Escrowed to Maturity
     7.375%,  06/01/10                 420        486
   Jefferson County, Public
     Service, District Sewer
     Project, Series A, RB
     5.125%,  10/01/18                 215        216
   Kanawha & Putnam Counties,
     Huntington/Charleston,
     Single Family Mortgage,
     Series A, RB, Escrowed
     to Maturity
     0.000%,  12/01/16               2,000        777
   Kanawha County, Building
     Commission, Charleston Area
     Medical Center Project,
     Series A, RB, AMBAC
     7.500%,  11/01/08               1,000      1,065
   Kanawha County, Residential
     Mortgage, RB, FGIC,
     Escrowed to Maturity
     7.375%,  09/01/10               1,030      1,187
     7.375%,  09/01/11                 285        345
   Kanawha County, Single
     Family Mortgage,
     RB, FGIC, Escrowed
     to Maturity
     7.100%,  12/01/99                  15         16
     7.300%,  12/01/04                 805        915
     7.400%,  12/01/10                 185        221
   Logan County, Health
     Care Center Project,
     RB, Escrowed to Maturity
     8.000%,  12/01/16                 690        861
   Marion County, Single
     Family Mortgage,
     RB, FGIC, Escrowed
     to Maturity
     7.100%,  08/01/99                 135        139
     7.375%,  08/01/11                 495        596
   Marshall County,
     Pollution Control,
     Ohio Power Project,
     Series B, RB, MBIA
     5.450%,  07/01/14                 800        826
   Marshall County,
     Pollution Control,
     Ohio Power Project,
     Series C, RB, MBIA
     6.850%,  06/01/22               1,000      1,100
   Marshall County,
     Special Obligation,
     Refunding Bond, GO
     6.500%,  05/15/10                 855        954

--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
   Mason County, Pollution Control,
     Ohio Power Project,
     Series B, RB, AMBAC
     5.450%,  12/01/16              $  720    $   739
   Mason County, Single Family
     Mortgage, RB, FGIC
     7.400%,  08/01/11                 608        709
   Monongalia County,
     Board of Education,
     Series A, GO, MBIA
     7.000%,  04/01/03               1,000      1,119
   Monongalia County,
     Community Building,
     Series A, RB
     5.750%,  11/15/14                 175        175
     6.000%,  11/15/27                 300        302
   Monongalia County,
     Single Family Mortgage,
     RB, Escrowed to Maturity
     7.200%,  03/01/11               1,280      1,466
   Morgantown, Building Commission,
     Municipal Lease, RB, MBIA
     5.750%,  01/01/19                 250        261
   Ohio County, Board of Education, GO,
     MBIA, Escrowed to Maturity
     5.250%,  06/01/16               1,070      1,109
     5.250%,  06/01/17                 830        861
     5.125%,  05/01/18               1,300      1,297
   Ohio County, Single
     Family Residence
     Mortgage, RB, Escrowed
     to Maturity
     5.200%,  05/01/11                 100        104
   Parkersburg, Waterworks & Sewer
     System Project, RB, FSA
     5.800%,  09/01/19               2,660      2,813
   Pea Ridge, Public Service,
     District Sewer
     Project, Series 1994,
     RB, AMBAC
     7.000%,  05/01/20                  10         11
   Pleasants County,
     Pollution Control,
     Potomac Edison Project,
     RB, AMBAC
     6.150%,  05/01/15                 500        542
   Pleasants County,
     Pollution Control,
     West Penn Power,
     RB, AMBAC
     6.150%,  05/01/15                 500        542
   Raleigh County,
     Community Public
     Office Building, RB
     4.850%,  04/01/04                 300        303
   Raleigh, Fayette & Nicholas
     Counties, Special
     Obligation Bonds,
     Escrowed to Maturity
     6.250%,  08/01/11                 795        898

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
   Randolph County, Community Health
     Systems, Davis Health Systems,
     Series A, RB, FSA
     5.200%,  11/01/21             $   700   $    699
   South Charleston,
     Herbert J. Thomas
     Memorial Hospital Project, RB,
     Pre-refunded @ 102 (A)
     8.000%,  10/01/04                 400        411
   South Charleston,
     Herbert J. Thomas Memorial
     Hospital Project,
     Series A, RB, MBIA
     5.500%,  10/01/09                 520        536
   Webster County, Multi-Family
     Housing, Circlebrook
     Project, Series A, RB, FHA
     6.500%,  04/01/18               1,010      1,078
   West Virginia State,
     Board of Directors,
     State College,
     Series A, RB, AMBAC
     5.125%,  04/01/27                 300        295
   West Virginia State, Board of
     Regents, RB, MBIA
     5.900%,  04/01/04                 340        362
   West Virginia State,
     Board of Regents,
     RB, MBIA, Escrowed to Maturity
     6.000%,  04/01/04                 225        237
   West Virginia State,
     Building Commission,
     Series A, RB, MBIA
     5.250%,  07/01/09               2,000      2,110
   West Virginia State
     College, RB, AMBAC
     5.875%,  04/01/05                 900        969
     6.000%,  04/01/06                 225        243
     6.000%,  04/01/07                 425        459
     6.000%,  04/01/12                 890        960
   West Virginia State,
     Economic Development &
     Tourism Authority, RB, FGIC
     4.800%,  05/15/00                 340        345
     0.000%,  05/15/07                 500        334
     5.800%,  05/15/13                 140        148
   West Virginia State,
     Economic Development
     & Tourism Authority,
     RB, FGIC, Escrowed
     to Maturity
     0.000%,  07/01/03                 250        203
   West Virginia State, Economic
     Development & Tourism Authority,
     Series B, RB,
     Pre-refunded @ 102 (A)
     4.625%,  07/01/99                 900        926

--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
   West Virginia State, Highway
     Improvements, GO, FGIC
     5.000%,  06/01/17              $1,500   $  1,464
   West Virginia State,
     Hospital Finance
     Authority, Cabell
     County Project,
     RB, Pre-refunded @ 102 (A)
     7.875%,  01/01/19                 200        207
   West Virginia State,
     Hospital Finance
     Authority, Charleston
     Area Medical Center
    Project, Series A, RB
     6.500%,  09/01/16                 625        674
     6.500%,  09/01/23               1,810      1,948
   West Virginia State,
     Hospital Finance Authority,
     Linked Bears and Bulls, RB, MBIA
     6.100%,  01/01/18               1,300      1,363
   West Virginia State,
     Hospital Finance
     Authority, RB, FSA
     4.700%,  08/01/06                 300        304
     4.750%,  08/01/08                 200        202
     5.000%,  08/01/09                 500        513
   West Virginia State,
     Hospital Finance
     Authority, University Medical
     Center Project, RB, MBIA
     5.900%,  01/01/06                 680        720
   West Virginia State,
     Housing Development
     Fund, HUD Section 236, RB
     6.000%,  12/15/08                 600        611
     6.000%,  12/15/09                 600        611
   West Virginia State, Housing
     Development Fund, Series A,
     BIG, RB, Pre-refunded @ 101 (A)
     7.375%,  11/01/98                 500        509
   West Virginia State, Housing
     Development Fund, Series A, RB
     4.550%,  05/01/01                 100        101
     6.700%,  11/01/09                 285        304
     5.450%,  11/01/21                 110        112
   West Virginia State,
     Housing Development
     Fund, Series A, RB, AMBAC
     5.500%,  11/01/11                 530        544
   West Virginia State,
     Housing Development
     Fund, Series E, RB
     6.250%,  11/01/12               1,000      1,063
     6.350%,  05/01/24               1,375      1,451

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
   West Virginia State, Public
     Improvements, GO, FGIC
     5.000%,  11/01/21             $   500     $  488
   West Virginia State,
     School Building
     Authority, Capital
     Improvements, RB, MBIA
     5.250%,  07/01/99                 100        101
     6.250%,  07/01/01                 500        529
   West Virginia State,
     School Building Authority,
     Capital Improvements,
     Series B, RB, MBIA
     5.750%,  07/01/15               1,000      1,030
   West Virginia State,
     School Building Authority,
     Capital Improvements,
     Series B, RB, MBIA,
     Pre-refunded @ 102 (A)
     6.750%,  07/01/00                 900        964
   West Virginia State,
     School Building
     Authority, Series A,
     RB, MBIA, Pre-refunded
     @ 102 (A)
     7.000%,  07/01/04                 210        230
   West Virginia State,
     School Building Authority,
     Series B, RB, FSA
     5.125%,  07/01/13                 100        101
   West Virginia State,
     Series A, GO, FGIC
     5.000%,  11/01/21               1,500      1,464
     5.750%,  11/01/21               2,340      2,463
     5.200%,  11/01/26               2,000      1,988
     5.250%,  11/01/26               4,820      4,826
   West Virginia State,
     Series D, GO, FGIC
     5.000%,  11/01/21               2,000      1,953
     5.250%,  11/01/23                 200        201
     6.500%,  11/01/26               1,000      1,169
   West Virginia State
     University, Dorm Project,
     Series B, RB, AMBAC
     5.000%,  05/01/22                 400        393
   West Virginia State
     University, Marshall
     Library Project, RB, AMBAC
     5.750%,  04/01/16               1,000      1,058
   West Virginia State
     University, RB, AMBAC
     6.000%,  04/01/07                 400        430
     6.000%,  04/01/12                 700        755
   West Virginia State,
     Water Development
     Authority, Loan Program,
     Series A, RB, FSA
     7.000%,  11/01/25                 190        206

--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
   West Virginia State,
     Water Development
     Authority, Loan Program,
     Series A-I, RB, FSA
     5.800%,  11/01/12             $   450     $  460
     5.250%,  11/01/21                 795        798
   West Virginia State,
     Water Development
     Authority, Loan Program II,
     Series A, RB, FSA
     7.000%,  11/01/11                 800        878
   West Virginia State,
     Water Development
     Authority, Loan
     Program II, Series A,
     RB, Pre-refunded @ 102 (A)
     7.300%,  11/01/01                 475        529
     7.700%,  11/01/29                 500        549
   West Virginia State,
     Water Development
     Authority, Loan Program II,
     Series A-II, RB, FSA
     6.050%,  11/01/13               1,000      1,023
     5.500%,  11/01/23                 625        637
     5.750%,  11/01/29                 150        156
   West Virginia State,
     Water Development Authority,
     Loan Program II,
     Series B, RB, FSA
     5.375%,  11/01/25               1,740      1,764
     5.250%,  11/01/35               1,660      1,668
   West Virginia State,
     Water Development
     Authority, Sewer
     System Loan Program,
     RB, Escrowed to Maturity
     7.100%,  11/01/09               1,350      1,576
   Wheeling, Waterworks
     & Sewage System,
     Series B, RB, FGIC,
     Pre-refunded @ 100 (A)
     6.450%,  06/01/02               1,000      1,083
     6.650%,  06/01/02               1,100      1,198
--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                         96,759
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS (COST $91,663)        96,759
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Tax Free
     Portfolio                          63         63
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $63)                63
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.3% (COST $91,726)   96,822
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%
   Other Assets and Liabilities, Net              721
--------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES                   721
--------------------------------------------------------------------------------

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   8,658,215 outstanding shares of
   beneficial interest                        $83,011
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   871,478 outstanding shares of
   beneficial interest                          8,643
Accumulated net realized gain on investments      793
Net unrealized appreciation on investments      5,096
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $97,543
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS A                   $10.24
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS B                   $10.23
--------------------------------------------------------------------------------
(A) Pre-refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
AMT   Alternative Minimum Tax
AMBAC American Municipal Bond Assurance Corporation
BIG   Bond Investors Guaranty
FGIC  Financial Guaranty Insurance Company
FHA   Federal Housing Authority
FSA   Financial Security Assurance
GO    General Obligation
HUD   Department of Housing and Urban Development
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------
[PIE CHART OMITTED]

CORPORATE OBLIGATIONS                4.2%
MUNICIPAL BONDS                      8.5%
U.S. TREASURY OBLIGATIONS           26.6%
COMMON STOCKS                        3.9%
REPURCHASE AGREEMENT                 2.2%
PREFERRED STOCK                      1.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS  53.6%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.4%
   U.S. Treasury Bonds
     8.375%,  08/15/08            $    550   $    614
     8.750%,  11/15/08                 300        341
     9.125%,  05/15/09                 300        350
     7.500%,  11/15/24                 500        613
     6.000%,  02/15/26                 500        514
     6.125%,  11/15/27                 500        528
   U.S. Treasury Notes
     8.000%,  05/15/01               1,331      1,414
     7.500%,  11/15/01               1,500      1,586
     6.250%,  01/31/02                 500        511
     7.500%,  05/15/02               1,169      1,245
     6.000%,  07/31/02               2,000      2,030
     7.875%,  11/15/04               1,000      1,119
     7.625%,  02/15/07               1,000      1,062
     5.625%,  05/15/08                 500        504
   U.S. Treasury STRIPS
     0.000%,  02/15/07               1,000        622
     0.000%,  05/15/11               1,000        480
     0.000%,  11/15/20               1,400        383
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $13,246)                            13,916
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.2%
   FFCB MTN
     5.690%,  03/03/00              $2,000    $ 2,001
     5.800%,  12/18/00                 400        400
     6.150%,  03/03/03               1,000      1,016
     8.400%,  12/01/05               1,500      1,722
     6.900%,  09/08/15                 600        656
   FHLB
     7.040%,  05/24/99                 500        506
     8.375%,  10/25/99                 750        774
     7.780%,  10/19/01                 500        530
     8.090%,  12/28/04                 400        448
     8.125%,  03/07/05               1,000      1,037
   FHLB MTN
     6.880%,  04/26/00                 500        510
     5.990%,  10/01/03                 500        497
     7.030%,  05/06/11                 500        550
   FHLMC
     6.900%,  04/04/03                 500        509
     8.640%,  10/14/09                 400        414
     7.500%,  11/01/09               1,237      1,272
     8.060%,  03/24/10                 500        516
     6.500%,  11/01/12               1,924      1,938
   Financing Corporation
     8.600%,  09/26/19                 500        635
   FNMA
     6.320%,  12/23/03                 400        399
     8.250%,  10/12/04                 500        515
     6.240%,  01/14/08               1,000      1,003
   FNMA MTN
     6.250%,  03/10/03                 500        501
   FNMA STRIPS
     0.000%,  07/24/05               1,000        667
   FNMA, Callable 10/24/00 @ 100
     6.400%,  10/24/02                 500        506
   Housing Urban Development
     92a Scranton, Callable
     08/01/02 @ 100
     7.800%,  08/01/10                 400        426
   Housing Urban Development
     94a Abilene,Callable
     08/01/03 @ 100
     7.180%,  08/01/13                 160        167
   Housing Urban Development
     94a Barberton, Callable
     08/01/03 @ 100
     7.180%,  08/01/13                 520        542

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
   Housing Urban Development 94a Egg Harbor,
     Callable 08/01/03 @ 100
     6.930%,  08/01/08              $  160     $  166
     7.180%,  08/01/13                 220        230
   Housing Urban Development
     94a Ocean Shores,
     Callable 08/01/03 @ 100
     6.930%,  08/01/08                 225        232
   Housing Urban Development
     94a Pohatcong Township,
     Callable 08/01/03 @ 100
     6.930%,  08/01/08                 240        246
   Housing Urban Development
     94a Providence, Callable
     08/01/03 @ 100
     6.930%,  08/01/08                 130        135
   Housing Urban Development
     94a Roanoke, Callable
     08/01/03 @ 100
     7.180%,  08/01/13                 100        104
   Housing Urban Development
     94a Tacoma, Callable
     08/01/03 @ 100
     7.080%,  08/01/11                 365        376
   Housing Urban Development
     94a-I Montgomery,
     Callable 08/01/03 @ 100
     6.930%,  08/01/08                  55         57
   Private Export Funding
     7.300%,  01/31/02               2,100      2,200
     6.240%,  05/15/02                 250        254
     7.950%,  11/01/06               1,500      1,661
   Tennessee Valley Authority
     8.375%,  10/01/99               1,169      1,203
     0.000%,  10/15/09               1,000        516

--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $27,052)                           28,037
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 8.4%
   Berkeley County, WV,
     IRS Computer Center
     Facility Project, Taxable
     RB, Series 1994
     7.900%,  07/15/03                 640        690
   Fairview, MN, Hospital
    & Health Care Services,
     Taxable RB, Series B, MBIA
     7.000%,  11/15/15                 670        713
   Gardena, CA, Financing
     Agency, Taxable RB,
     Pre-refunded @ 102 (A)
     9.250%,  07/01/13                 200        229
   Henry County, GA, Water
     & Sewer Authority,
     Taxable RB, Series B, AMBAC
     6.000%,  02/01/04                 250        249
     6.000%,  02/01/05                 220        219
     6.700%,  02/01/11                 200        203

--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                       (000)/SHARES  (000)
--------------------------------------------------------------------------------
   Las Vegas, NV, Fremont
     Street Project, Taxable
     GO, FGIC, Callable
     07/01/03 @ 101
     7.200%,  07/01/15               $ 800     $  833
   Portsmouth, VA, Taxable GO,
     Callable 07/15/07 @ 102
     6.630%,  07/15/14                 500        498
   Saint Paul, MN, Taxable GO,
     Series B, Callable
     02/01/08 @ 100
     6.450%,  02/01/15                 500        496
   San Bernardino County, CA,
     COP, Taxable RB,
     Pre-refunded @ 102 (A)
     8.500%,  03/01/14                 275        314
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS (COST $4,285)          4,444
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 4.2%
   American Heavy Lift Title XI
     7.180%,  06/01/17                 200        211
   BellSouth Telecom,
     Callable 05/15/05 @ 103.66
     7.625%,  05/15/35                 500        524
   General Electric Capital MTN
     6.020%,  12/15/03                 500        501
   Salomon Smith Barney
     6.250%,  01/15/05               1,000        988
--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS (COST $2,225)    2,224
--------------------------------------------------------------------------------
COMMON STOCKS -- 3.8%
   Communications Equipment -- 0.5%
     SBC Communications              6,600        270
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                 270
--------------------------------------------------------------------------------
   Electric Services -- 2.9%
     American Electric Power         6,200        267
     CMS Energy                      5,000        211
     Duke Power                      5,000        286
     FPL Group                       4,200        255
     LG&E                           10,000        244
     New Century Energies            6,200        258
--------------------------------------------------------------------------------
   TOTAL ELECTRIC SERVICES                      1,521
--------------------------------------------------------------------------------
   Electrical Utilities -- 0.4%
     Allegheny Energy                8,300        226
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                     226
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $1,507)            2,017
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)


--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  SHARES/FACE   VALUE
DESCRIPTION                       AMOUNT (000)  (000)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.0%
     Public Service of Colorado     20,000    $   510
--------------------------------------------------------------------------------
   TOTAL PREFERRED STOCK (COST $500)              510
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
   Morgan Stanley
     5.25%, dated 07/31/98, matures
     08/03/98, repurchase price
     $1,175,461 (collateralized
     by U.S. Treasury Note:
     total market value $1,201,456) $1,172      1,172
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $1,172)     1,172
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.2% (COST $49,987)   52,320
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%
   Other Assets and Liabilities, Net              434
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES             434
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   5,010,467 outstanding shares
   of beneficial interest                      48,197
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   203,377 outstanding shares
   of beneficial interest                       2,012
Distributions in excess of net investment income   (1)
Accumulated net realized gain on investments      213
Net unrealized appreciation on investments      2,333
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $52,754
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS A                   $10.12
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS B                   $10.13
--------------------------------------------------------------------------------
(A) Pre-refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
AMBAC  American Municipal Bond Assurance Corporation
COP    Certificate of Participation
FFCB   Federal Farm Credit Bank
FGIC   Financial Guaranty Insurance Company
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
GO     General Obligation
MBIA   Municipal Bond Insurance Association
MTN    Medium Term Note
RB     Revenue Bond
STRIPS Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------
[PIE CHART OMITTED]
REPURCHASE AGREEMENT       5.2%
COMMON STOCKS             94.8%
% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%
   Aerospace & Defense -- 1.2%
     Orbital Sciences*              10,000     $  272
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                      272
--------------------------------------------------------------------------------
   Apparel/Textiles -- 1.5%
     Cutter & Buck*                 12,000        333
--------------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                         333
--------------------------------------------------------------------------------
   Automotive Services -- 2.3%
     Central Parking                10,200        512
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE SERVICES                      512
--------------------------------------------------------------------------------
   Banks -- 2.2%
     North Fork Bancorporation      19,500        475
--------------------------------------------------------------------------------
   TOTAL BANKS                                    475
--------------------------------------------------------------------------------
   Broadcasting, Newspapers & Advertising -- 3.8%
     Cox Radio, Class A*            10,000        436
     Sinclair Broadcast Group*      16,000        419
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING   855
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
   Computer Software -- 15.8%
     CBT Group ADR*                  9,300     $  539
     Citrix Systems*                 8,600        548
     J.D. Edwards*                   6,600        247
     Keane*                          9,500        512
     Legato Systems*                14,800        644
     Lernout & Hauspie Speech*      10,000        516
     Siebel Systems*                17,400        472
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                      3,478
--------------------------------------------------------------------------------
   Computers & Services -- 4.7%
     Cambridge Technology Partners*  6,100        258
     Mindspring Enterprises*         6,300        257
     Whittman-Hart*                 11,800        544
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                   1,059
--------------------------------------------------------------------------------
   Drugs -- 1.9%
     Schein Pharmaceuticals*        13,500        412
--------------------------------------------------------------------------------
   TOTAL DRUGS                                    412
--------------------------------------------------------------------------------
   Entertainment -- 2.1%
     Family Golf Centers*           18,750        464
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                            464
--------------------------------------------------------------------------------
   Financial Services -- 10.5%
     Federal Agricultural Mortgage*  7,500        441
     Franchise Mortgage Acceptance* 22,000        547
     Medallion Financial            18,750        459
     Profit Recovery Group
       International*               21,500        586
     SEI Investments                 3,800        285
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     2,318
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 2.7%
     Hain Food Group*               12,000        241
     Suiza Foods*                    6,900        354
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                 595
--------------------------------------------------------------------------------
   Insurance -- 5.6%
     CMAC Investment                 5,000        276
     Enhance Financial Services
       Group                        14,000        439
     Fidelity National Financial    13,700        516
--------------------------------------------------------------------------------
   TOTAL INSURANCE                              1,231
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Medical Products & Services -- 6.7%
     Arterial Vascular*             10,200     $  403
     Boron Lepore & Associates*     13,600        507
     Medquist*                      24,400        564
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES            1,474
--------------------------------------------------------------------------------
   Miscellaneous Business Services -- 18.2%
     Abacus Direct*                  9,400        404
     AHL Services*                  17,300        545
     CSG Systems International*     10,700        457
     Cultural Access Worldwide*     37,500        323
     Labor Ready*                   22,500        720
     MSC Industrial Direct*         18,800        562
     Snyder Communications,
       Class A*                     10,400        467
     Staffmark*                     13,000        348
     Tava Technologies Inc*         30,000        196
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES        4,022
--------------------------------------------------------------------------------
   Nutritional Supplements -- 2.2%
     Twinlab*                       12,000        498
--------------------------------------------------------------------------------
   TOTAL NUTRITIONAL SUPPLEMENTS                  498
--------------------------------------------------------------------------------
   Oil Field Services -- 2.0%
     Core Laboratories*             21,500        450
--------------------------------------------------------------------------------
   TOTAL OIL FIELD SERVICES                       450
--------------------------------------------------------------------------------
   Printing & Publishing -- 1.8%
     Applied Graphics Technologies*  7,700        398
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                    398
--------------------------------------------------------------------------------
   Restaurants -- 2.9%
     CKE Restaurants                11,400        426
     Fresh Foods*                   16,300        224
--------------------------------------------------------------------------------
   TOTAL RESTAURANTS                              650
--------------------------------------------------------------------------------
   Retail -- 8.2%
     Abercrombie & Fitch, Class A*  12,700        590
     Amazon.com*                     2,500        277
     Pacific Sunwear of California* 18,225        538
     Whole Foods Market*             7,500        407
--------------------------------------------------------------------------------
   TOTAL RETAIL                                 1,812
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  SHARES/FACE   VALUE
DESCRIPTION                       AMOUNT (000)  (000)
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 2.4%
     PMC-Sierra*                     6,000    $   245
     Sanmina*                        6,200        283
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              528
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $17,962)          21,836
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.4%
   Morgan Stanley
     5.25%, dated 07/31/98,
     matures 08/03/98, repurchase
     price $1,201,171 (collateralized
     by U.S. Treasury Note: total market
     value $1,230,662)              $1,201      1,201
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $1,201)     1,201
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 104.1% (COST $19,163)  23,037
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (4.1%)
   Other Assets and Liabilities, Net             (914)
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES            (914)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   1,717,918 outstanding shares
   of beneficial interest                       8,893
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   227,884 outstanding shares
   of beneficial interest                       2,379
Distributions in excess of net
 investment income                               (116)
Accumulated net realized gain on investments    7,093
Net unrealized appreciation on investments      3,874

--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $22,123
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS A                   $11.39
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS B                   $11.23
--------------------------------------------------------------------------------
* Non-income producing securities
ADR     American Depository Receipt
The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
[PIE CHART OMITTED]
REPURCHASE AGREEMENT       0.2%
COMMON STOCKS             99.8%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%
   Air Transportation -- 1.7%
     AMR*                           30,600     $2,186
--------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                     2,186
--------------------------------------------------------------------------------
   Banks -- 2.8%
     Mellon Bank                    17,000      1,145
     NationsBank                    31,600      2,520
--------------------------------------------------------------------------------
   TOTAL BANKS                                  3,665
--------------------------------------------------------------------------------
   Broadcasting, Newspapers and Advertising -- 4.3%
     CBS                            40,000      1,357
     Mediaone Group*                38,000      1,836
     New York Times, Class A        36,800      1,132
     Tribune                        20,000      1,345
--------------------------------------------------------------------------------
   TOTAL BROADCASTING,
     NEWSPAPERS AND ADVERTISING                 5,670
--------------------------------------------------------------------------------
   Chemicals -- 0.8%
     E.I. Du Pont de Nemours        17,600      1,091
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                              1,091
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
   Communications Equipment -- 6.6%
     Ascend Communications*         28,800    $ 1,281
     General Instrument*            57,300      1,554
     Lucent Technologies            49,000      4,529
     Tellabs*                       17,450      1,314
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT               8,678
--------------------------------------------------------------------------------
   Computer Networking Products -- 5.6%
     America Online*                37,000      4,329
     Cisco Systems*                 32,200      3,083
--------------------------------------------------------------------------------
   TOTAL COMPUTER NETWORKING PRODUCTS           7,412
--------------------------------------------------------------------------------
   Computer Software -- 3.0%
     Microsoft*                     14,600      1,605
     Peoplesoft*                    30,000      1,131
     Sterling Commerce*             30,500      1,207
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                      3,943
--------------------------------------------------------------------------------
   Computers & Services -- 3.2%
     Compaq Computer                40,000      1,315
     Computer Sciences*             25,000      1,600
     HBO & Company                  43,200      1,273
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                   4,188
--------------------------------------------------------------------------------
   Drugs -- 8.6%
     American Home Products         37,700      1,942
     Merck                          22,400      2,762
     Pfizer                         39,700      4,367
     Warner Lambert                 30,000      2,267
--------------------------------------------------------------------------------
   TOTAL DRUGS                                 11,338
--------------------------------------------------------------------------------
   Electrical Utilities -- 2.0%
     AES*                           57,000      2,611
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   2,611
--------------------------------------------------------------------------------
   Entertainment -- 1.2%
     Walt Disney                    45,000      1,550
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                          1,550
--------------------------------------------------------------------------------
   Financial Services -- 6.5%
     American Express               30,100      3,322
     Fannie Mae                     20,500      1,271
     Freddie Mac                    27,000      1,276
     Merrill Lynch                  27,200      2,652
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     8,521
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Household Products -- 5.3%
     Clorox                         34,800    $ 3,567
     Colgate-Palmolive              37,000      3,420
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                     6,987
--------------------------------------------------------------------------------
   Industrial -- 6.4%
     General Electric               50,000      4,466
     Tyco International             65,400      4,051
--------------------------------------------------------------------------------
   TOTAL INDUSTRIAL                             8,517
--------------------------------------------------------------------------------
   Insurance -- 9.8%
     AIG                            11,775      1,776
     Hartford Life, Class A         23,000      1,331
     Marsh & McLennan               51,000      3,114
     Sunamerica                     48,600      2,986
     Travelers                      56,250      3,769
--------------------------------------------------------------------------------
   TOTAL INSURANCE                             12,976
--------------------------------------------------------------------------------
   Leisure Products -- 0.9%
     Hasbro                         35,000      1,267
--------------------------------------------------------------------------------
   TOTAL LEISURE PRODUCTS                       1,267
--------------------------------------------------------------------------------
   Leisure Services -- 2.1%
     Carnival                       38,000      1,404
     Royal Caribbean Cruises        19,000      1,412
--------------------------------------------------------------------------------
   TOTAL LEISURE SERVICES                       2,816
--------------------------------------------------------------------------------
   Medical Products & Services -- 6.7%
     Guidant                        32,000      2,378
     McKesson                       55,000      4,434
     Medtronic                      32,400      2,007
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES            8,819
--------------------------------------------------------------------------------
   Office Equipment & Supplies -- 0.9%
     Xerox                          11,400      1,203
--------------------------------------------------------------------------------
   TOTAL OFFICE EQUIPMENT & SUPPLIES            1,203
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  SHARES/FACE   VALUE
DESCRIPTION                       AMOUNT (000)   (000)
--------------------------------------------------------------------------------
   Retail -- 18.2%
     CVS                           110,000    $ 4,510
     Dayton-Hudson                  27,000      1,291
     Dollar General                 88,750      3,639
     Family Dollar Stores           89,600      1,624
     Lowe's Companies               39,200      1,509
     Rite Aid                       41,400      1,635
     Staples*                       53,000      1,742
     TJX                           180,000      4,230
     Walgreen                       88,000      3,800
--------------------------------------------------------------------------------
   TOTAL RETAIL                                23,980
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 1.6%
     Bell Atlantic                  46,000      2,087
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         2,087
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $81,981)         129,505
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
   Morgan Stanley
     5.25%, dated 07/31/98,
     matures 08/03/98, repurchase
     price $291,795 (collateralized
     by U.S. Treasury Note:
     total market value $298,958)     $292        292
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $292)         292
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 98.4% (COST $82,273)  129,797
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
[PIE CHART OMITTED]
CONVERTIBLE BOND           1.4%
COMMON STOCKS             91.2%
REPURCHASE AGREEMENT       1.5%
PREFERRED STOCKS           5.9%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.4%
   Aerospace & Defense -- 2.2%
     Lockheed Martin                12,000     $1,196
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                    1,196
--------------------------------------------------------------------------------
   Automotive -- 3.6%
     Chrysler                       33,000      1,953
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                             1,953
--------------------------------------------------------------------------------
   Banks -- 7.8%
     Central Virginia Bancshares     3,000        102
     Compass Bancshares             20,000        830
     Crestar Financial              21,500      1,466
     F&M National                   10,000        284
     Fleet Financial Group          10,000        859
     J.P. Morgan                     5,000        630
--------------------------------------------------------------------------------
   TOTAL BANKS                                  4,171
--------------------------------------------------------------------------------
   Chemicals -- 1.6%
     E.I. Du Pont de Nemours        14,000        868
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                868
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
   Computers & Services -- 2.5%
     International Business
        Machines                    10,000     $1,325
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                   1,325
--------------------------------------------------------------------------------
   Cosmetics, Soaps & Toiletries -- 1.5%
     Procter & Gamble               10,000        794
--------------------------------------------------------------------------------
   TOTAL COSMETICS, SOAPS & TOILETRIES            794
--------------------------------------------------------------------------------
   Drugs -- 5.3%
     Bristol-Myers Squibb           12,000      1,367
     Merck                          12,000      1,480
--------------------------------------------------------------------------------
   TOTAL DRUGS                                  2,847
--------------------------------------------------------------------------------
   Electrical Utilities -- 5.9%
     Allegheny Energy               40,000      1,090
     Montana Power                  30,000      1,052
     Southern                       40,000      1,020
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   3,162
--------------------------------------------------------------------------------
   Electronic & Other Electrical Equipment -- 3.4%
     General Electric               20,200      1,804
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC & OTHER
      ELECTRICAL EQUIPMENT                      1,804
--------------------------------------------------------------------------------
   Financial Services -- 8.5%
     A.G. Edwards & Sons            20,000        781
     American Express               10,000      1,104
     Donaldson, Lufkin, & Jenrette  24,000      1,266
     Everen Capital                 10,200        284
     Fannie Mae                     10,000        620
     Washington Federal             20,000        520
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     4,575
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 5.5%
     General Mills                   7,200        446
     H.J. Heinz                     20,600      1,136
     Lance                          30,000        567
     Quaker Oats                    15,000        793
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               2,942
--------------------------------------------------------------------------------
   Forestry -- 2.1%
     Rayonier                       26,500      1,118
--------------------------------------------------------------------------------
   TOTAL FORESTRY                               1,118
--------------------------------------------------------------------------------
   Gas/Natural Gas -- 3.0%
     Williams Company               50,000      1,603
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                        1,603
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
   Insurance -- 4.7%
     Jefferson Pilot                28,500     $1,607
     Marsh & McLennan               15,000        916
--------------------------------------------------------------------------------
   TOTAL INSURANCE                              2,523
--------------------------------------------------------------------------------
   Machinery -- 6.8%
     Camco International            20,000      1,420
     Dresser Industries             25,000        883
     Lincoln Electric Holdings      60,000      1,335
--------------------------------------------------------------------------------
   TOTAL MACHINERY                              3,638
--------------------------------------------------------------------------------
   Petroleum Refining -- 7.6%
     Exxon                          20,000      1,402
     Lyondell Petrochemical         30,000        735
     Mobil                          15,000      1,046
     Texaco                         15,000        912
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                     4,095
--------------------------------------------------------------------------------
   Printing & Publishing -- 5.9%
     Knight-Ridder                  25,800      1,361
     McGraw-Hill                    22,000      1,803
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                  3,164
--------------------------------------------------------------------------------
   Real Estate Investment Trusts -- 5.9%
     Boykin Lodging                 50,000        847
     Centerpoint Properties Trust   13,000        432
     Duke Realty Investments        24,000        514
     National Golf Properties       13,000        362
     Sovran Self Storage            40,000      1,017
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS          3,172
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 5.5%
     Alltel                         10,000        419
     Bell Atlantic                  28,000      1,270
     CFW Communication              30,000        645
     GTE                            12,000        653
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         2,987
--------------------------------------------------------------------------------
   Water Utilities -- 3.1%
     American States Water          40,000        990
     Aquarion                       20,000        698
--------------------------------------------------------------------------------
   TOTAL WATER UTILITIES                        1,688
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $40,431)          49,625
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  SHARES/FACE   VALUE
DESCRIPTION                       AMOUNT (000)   (000)
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 6.0%
     MCI                            20,000     $  515
     Merrill Lynch                  20,000        500
     Microsoft                      10,000        953
     TCI Communications             10,000        850
     Tennessee Valley Authority     15,000        392
--------------------------------------------------------------------------------
   TOTAL PREFERRED STOCKS (COST $3,066)         3,210
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 1.4%
   Oryx Energy
     7.500%,  05/15/14             $   800        786
--------------------------------------------------------------------------------
   TOTAL CONVERTIBLE BOND  (COST $791)            786
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
   Morgan Stanley
     5.25%, dated 07/31/98, matures
     08/03/98, repurchase price $812,133
     (collateralized by U.S. Treasury Note:
     total market value $832,072)      812        812
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $812)         812
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 101.3% (COST $45,100)   54,433
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (1.3%)
   Other Assets and Liabilities, Net             (714)
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES            (714)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   3,619,382 outstanding shares
   of beneficial interest                      36,394
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 395,548 outstanding shares of
   beneficial interest                          4,732
Accumulated net realized gain on investments    3,260
Net unrealized appreciation on investments      9,333
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $53,719
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS A                   $13.38
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- CLASS B                   $13.38
--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AS OF JULY 31, 1998
                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                      CAPITAL
                                                                   APPRECIATION
                                                                     PORTFOLIO
--------------------------------------------------------------------------------
ASSETS:
   Investments at market value (cost $82,273) ..................       $129,797
   Cash ........................................................             (3)
   Receivable for portfolio shares sold ........................             45
   Receivable for accrued income ...............................             99
   Receivable for securities sold ..............................          7,573
--------------------------------------------------------------------------------
     TOTAL ASSETS ..............................................        137,511
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for accrued expenses ................................            141
   Payable for investment securities purchased .................          5,325
   Payable for portfolio shares redeemed .......................            139
--------------------------------------------------------------------------------
     TOTAL LIABILITIES .........................................          5,605
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio shares of Class A (unlimited authorization --
     no par value) based on 7,358,658 outstanding
     shares of beneficial interest .............................         65,637
   Portfolio shares of Class B (unlimited authorization --
     no par value) based on 505,025 outstanding
     shares of beneficial interest .............................          6,868
   Accumulated net investment income ...........................              9
   Accumulated net realized gain on investments ................         11,868
   Net unrealized appreciation on investments ..................         47,524
--------------------------------------------------------------------------------
     TOTAL NET ASSETS ..........................................       $131,906
--------------------------------------------------------------------------------
   Net Asset Value, Offering Price and Redemption
     Price Per Share -- Class A ................................         $16.79
================================================================================
   Net Asset Value, Offering Price and Redemption
     Price Per Share -- Class B ................................         $16.59
================================================================================


    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 1998
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED)

                                                                          (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
                                                   PRIME OBLIGATIONS      WEST VIRGINIA TAX-EXEMPT     GOVERNMENT SECURITIES
                                                       PORTFOLIO              INCOME PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   2/1/98 TO 7/31/98          2/1/98 TO 7/31/98          2/1/98 TO 7/31/98
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income ..............................        $1,684                    $2,672                     $1,611
   Dividend income ..............................            --                        --                         47
---------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME ....................         1,684                     2,672                      1,658
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator fees ...........................            59                        96                         52
   Investment advisory fees .....................            74                       216                        195
   Less: investment advisory fees waived ........           (53)                      (35)                       (34)
   Sub-advisory fees ............................            22                        --                         --
   Custodian fees ...............................             3                         9                         --
   Professionalfees .............................            16                        21                         --
   Registration & filing fees ...................             5                         5                         --
   Printing expenses ............................             6                        14                          1
   Trustee fees .................................            --                         5                         --
   Pricing fees .................................             3                         6                          1
   Distribution fees (1) ........................             5                        10                          2
   Transfer agent fees ..........................            11                        22                          1
   Amortization of organization costs ...........            --                        --                         --
   Miscellaneous expenses .......................            --                         1                         --
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ...............................           151                       370                        218
---------------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS) ...............         1,533                     2,302                      1,440
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold             --                       141                         (4)
   Net change in unrealized appreciation
     (depreciation) on investments ..............            --                      (924)                      (278)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments .............................            --                      (783)                      (282)
=================================================================================================================================
   Increase in net assets resulting
     from operations ............................        $1,533                    $1,519                     $1,158
=================================================================================================================================


                                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------
                                                    EMERGING GROWTH       CAPITAL APPRECIATION       EQUITY INCOME
                                                       PORTFOLIO                PORTFOLIO              PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                   2/1/98 TO 7/31/98        2/1/98 TO 7/31/98     2/1/98 TO 7/31/98
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income ..............................         $  23                   $  42                  $   56
   Dividend income ..............................            24                     540                     779
-------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME ....................            47                     582                     835
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator fees ...........................            28                     130                      55
   Investment advisory fees .....................           131                     616                     203
   Less: investment advisory fees waived ........            (9)                   (165)                     --
   Sub-advisory fees ............................            --                      --                      --
   Custodian fees ...............................            --                       7                      --
   Professionalfees .............................            --                      31                       2
   Registration & filing fees ...................             2                       8                      --
   Printing expenses ............................             1                      10                      --
   Trustee fees .................................            --                       1                      --
   Pricing fees .................................             1                      --                      --
   Distribution fees (1) ........................             4                       9                       6
   Transfer agent fees ..........................             3                      22                       1
   Amortization of organization costs ...........            --                      --                       1
   Miscellaneous expenses .......................            --                       1                      --
-------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ...............................           161                     670                     268
-------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS) ...............          (114)                    (88)                    567
-------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold          6,082                   7,117                   2,233
   Net change in unrealized appreciation
     (depreciation) on investments ..............        (3,046)                 15,771                     948
-------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments .............................         3,036                  22,888                   3,181
===================================================================================================================
   Increase in net assets resulting
     from operations ............................        $2,922                 $22,800                  $3,748
===================================================================================================================

(1) Distribution fees are only incurred on Class B shares.


    The accompanying notes are an integral part of the financial statements.

                                     22 & 23

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 1998

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND THE PERIOD ENDED JANUARY 31, 1998

                                                                             (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------
                                                                             PRIME OBLIGATIONS
                                                                                 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                                  2/1/98 TO 7/31/98    2/1/97 TO 1/31/98
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ......................................      $  1,533           $    4,587
   Net realized gain (loss) on investments ....................            --                    9
   Net change in unrealized appreciation
     (depreciation) on investments ............................            --                   --
-------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS ...............................         1,533                4,596
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A ..................................................        (1,382)              (4,252)
     Class B ..................................................          (149)                (335)
   Realized net gains:
     Class A ..................................................            --                   --
     Class B ..................................................            --                   --
-------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ........................................        (1,531)              (4,587)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued ............................................        77,050              162,497
     Shares issued in lieu of cash distributions ..............             9                   13
     Shares redeemed ..........................................       (80,879)            (200,643)
-------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS .................................        (3,820)             (38,133)
-------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ............................................         2,945                8,411
     Shares issued in lieu of cash distributions ..............            90                  224
     Shares redeemed ..........................................        (4,080)              (9,586)
-------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS .................................        (1,045)                (951)
-------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS .................................        (4,865)             (39,084)
-------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....................        (4,863)             (39,075)
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ..........................................        58,727               97,802
-------------------------------------------------------------------------------------------------------------
   End of year ................................................     $  53,864            $  58,727
=============================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued ............................................        77,050              162,497
     Shares issued in lieu of cash distributions ..............             9                   13
     Shares redeemed ..........................................       (80,879)            (200,643)
-------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ...........................        (3,820)             (38,133)
-------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ............................................         2,945                8,411
     Shares issued in lieu of cash distributions ..............            90                  224
     Shares redeemed ..........................................        (4,080)              (9,586)
-------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ...........................        (1,045)                (951)
-------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ...................................        (4,865)             (39,084)
=============================================================================================================

                                                                                (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                               WEST VIRGINIA TAX-EXEMPT                   GOVERNMENT SECURITIES
                                                                   INCOME PORTFOLIO                             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                        2/1/98 TO 7/31/98   2/1/97 TO 1/31/98    2/1/98 TO 7/31/98 2/1/97 TO 1/31/98
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ...............................    $ 2,302             $  4,661             $  1,440           $   3,085
   Net realized gain (loss) on investments .............        141                1,316                   (4)                303
   Net change in unrealized appreciation
     (depreciation) on investments .....................       (924)               2,500                 (278)              1,794
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS ........................      1,519                8,477                1,158               5,182
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A ...........................................     (2,112)              (4,334)              (1,394)             (3,000)
     Class B ...........................................       (190)                (327)                 (47)                (85)
   Realized net gains:
     Class A ...........................................         --                 (410)                  --                 (39)
     Class B ...........................................         --                  (36)                  --                  (1)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................     (2,302)              (5,107)              (1,441)             (3,125)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued .....................................      9,899                2,749                4,762               6,732
     Shares issued in lieu of cash distributions .......         --                   --                   --                  39
     Shares redeemed ...................................     (5,597)             (13,440)              (3,894)            (17,688)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS ..........................      4,302              (10,691)                 868             (10,917)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued .....................................      1,483                2,096                  705                 331
     Shares issued in lieu of cash distributions .......        158                  307                   38                  71
     Shares redeemed ...................................       (318)              (1,191)                (193)               (767)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS ..........................      1,323                1,212                  550                (365)
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ..........................      5,625               (9,479)               1,418             (11,282)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............      4,842               (6,109)               1,135              (9,225)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ...................................     92,701               98,810               51,619              60,844
------------------------------------------------------------------------------------------------------------------------------------
   End of year .........................................    $97,543              $92,701             $ 52,754            $ 51,619
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued .....................................        966                  273                  470                 681
     Shares issued in lieu of cash distributions .......         --                   --                   --                   4
     Shares redeemed ...................................       (547)              (1,342)                (384)             (1,810)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS ....................        419               (1,069)                  86              (1,125)
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued .....................................        145                  207                   69                  34
     Shares issued in lieu of cash distributions .......         15                   30                    4                   7
     Shares redeemed ...................................        (31)                (118)                 (19)                (79)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS ....................        129                  119                   54                 (38)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS ............................        548                 (950)                 140              (1,163)
====================================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                     24 & 25

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 1998

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND THE PERIOD ENDED JANUARY 31, 1998

                                                                          (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
                                                                           EMERGING GROWTH
                                                                              PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                               2/1/98 TO 7/31/98     2/1/97 TO 1/31/98
---------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) .............................      $  (114)             $   (375)
   Net realized gain on investments .........................        6,082                 7,337
   Net change in unrealized appreciation (depreciation)
     on investments .........................................       (3,046)               (8,532)
---------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS .............................        2,922                (1,570)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A ................................................           --                    --
     Class B ................................................           --                    --
   Net realized gains:
     Class A ................................................           --                (4,978)
     Class B ................................................           --                  (445)
---------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.......................................           --                (5,423)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued ..........................................       19,549                34,519
     Shares issued in lieu of cash distributions ............           --                    --
     Shares redeemed ........................................      (30,545)              (56,079)
---------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS................................      (10,996)              (21,560)
---------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ..........................................          141                   706
     Shares issued in lieu of cash distributions ............           --                   435
     Shares redeemed ........................................         (931)               (1,284)
---------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS................................         (790)                 (143)
---------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS................................      (11,786)              (21,703)
---------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...................       (8,864)              (28,696)
---------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ........................................       30,987                59,683
---------------------------------------------------------------------------------------------------------
   End of year ..............................................      $22,123               $30,987
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued...........................................        1,643                 3,070
     Shares issued in lieu of cash distributions ............           --                    --
     Shares redeemed ........................................       (2,589)               (4,938)
---------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS..........................         (946)               (1,868)
---------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ..........................................           12                    61
     Shares issued in lieu of cash distributions ............           --                    45
     Shares redeemed ........................................          (80)                 (117)
---------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS..........................          (68)                  (11)
---------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS..................................       (1,014)               (1,879)
=========================================================================================================


                                                                          (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------
                                                                       CAPITAL APPRECIATION
                                                                             PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                              2/1/98 TO 7/31/98      2/1/97 TO 1/31/98
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) .............................    $   (88)              $     91
   Net realized gain on investments .........................      7,117                 25,364
   Net change in unrealized appreciation (depreciation)
     on investments .........................................     15,771                 (7,199)
-------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS .............................     22,800                 18,256
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A ................................................         --                    (43)
     Class B ................................................         --                     --
   Net realized gains:
     Class A ................................................         --                (25,454)
     Class B ................................................         (1)                (1,340)
-------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.......................................         (1)               (26,837)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued ..........................................      3,586                 31,733
     Shares issued in lieu of cash distributions ............         --                     --
     Shares redeemed ........................................    (14,655)               (29,505)
-------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS................................    (11,069)                 2,228
-------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ..........................................      1,989                  2,254
     Shares issued in lieu of cash distributions ............          1                  1,331
     Shares redeemed ........................................       (883)                (1,518)
-------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS................................      1,107                  2,067
-------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS................................     (9,962)                 4,295
-------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...................     12,837                 (4,286)
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ........................................    119,069                123,355
-------------------------------------------------------------------------------------------------------------
   End of year ..............................................   $131,906               $119,069
=============================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued...........................................        225                  2,220
     Shares issued in lieu of cash distributions ............         --                     --
     Shares redeemed ........................................       (916)                (1,898)
-------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS..........................       (691)                   322
-------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ..........................................        128                    147
     Shares issued in lieu of cash distributions ............         --                     94
     Shares redeemed ........................................        (56)                  (101)
-------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS..........................         72                    140
-------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS..................................       (619)                   462
=============================================================================================================


                                                                              (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
                                                                               EQUITY INCOME
                                                                                 PORTFOLIO
--------------------------------------------------------------------------------------------------------
                                                                  2/1/98 TO 7/31/98   2/1/97 TO 1/31/98
--------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) .............................          $  567                 $ 1,098
   Net realized gain on investments .........................           2,233                   2,589
   Net change in unrealized appreciation (depreciation)
     on investments .........................................             948                   4,595
--------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS .............................           3,748                   8,282
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A ................................................            (519)                 (1,038)
     Class B ................................................             (48)                    (60)
   Net realized gains:
     Class A ................................................              --                  (1,455)
     Class B ................................................              --                    (108)
--------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.......................................            (567)                 (2,661)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued ..........................................           3,809                  11,078
     Shares issued in lieu of cash distributions ............              --                      --
     Shares redeemed ........................................          (6,450)                 (9,925)
--------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS................................          (2,641)                  1,153
--------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ..........................................           1,632                   2,340
     Shares issued in lieu of cash distributions ............              44                     157
     Shares redeemed ........................................            (251)                   (601)
--------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS................................           1,425                   1,896
--------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS................................          (1,216)                  3,049
--------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...................           1,965                   8,670
--------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year ........................................          51,754                  43,084
--------------------------------------------------------------------------------------------------------
   End of year ..............................................         $53,719                 $51,754
========================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued...........................................             280                     917
     Shares issued in lieu of cash distributions ............              --                      --
     Shares redeemed ........................................            (471)                   (809)
--------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS..........................            (191)                    108
--------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued ..........................................             119                     193
     Shares issued in lieu of cash distributions ............               3                      13
     Shares redeemed ........................................             (18)                    (48)
--------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS..........................             104                     158
--------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS..................................             (87)                    266
========================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                     26 & 27

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 1998

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND PERIODS ENDED JANUARY 31,



                                NET ASSET                   NET REALIZED    DISTRIBUTIONS DISTRIBUTIONS NET ASSET
                                 VALUE,          NET       AND UNREALIZED     FROM NET        FROM       VALUE,
                                BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT      CAPITAL     END OF          TOTAL
                                OF PERIOD      INCOME      ON INVESTMENTS      INCOME         GAINS      PERIOD         RETURN
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                          $ 1.00        $ 0.03         $ 0.00           $(0.03)       $ 0.00       $ 1.00         5.37%*
1998                              1.00          0.05           0.00            (0.05)         0.00         1.00         5.33
1997                              1.00          0.05           0.00            (0.05)         0.00         1.00         5.11
1996                              1.00          0.06           0.00            (0.06)         0.00         1.00         5.65
1995                              1.00          0.04           0.00            (0.04)         0.00         1.00         4.15
1994 (1)                          1.00          0.00           0.00             0.00          0.00         1.00         2.95
CLASS B
1998**                          $ 1.00        $ 0.03         $ 0.00           $(0.03)       $ 0.00       $ 1.00         5.10%*
1998                              1.00          0.05           0.00            (0.05)         0.00         1.00         5.07
1997                              1.00          0.05           0.00            (0.05)         0.00         1.00         4.85
1996                              1.00          0.05           0.00            (0.05)         0.00         1.00         5.39
1995 (2)                          1.00          0.04           0.00            (0.04)         0.00         1.00         3.95
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                          $10.32        $ 0.24         $(0.08)          $(0.24)       $ 0.00       $10.24         1.62%+
1998                              9.95          0.50           0.42            (0.50)        (0.05)       10.32         9.55
1997                             10.12          0.49          (0.17)           (0.49)         0.00         9.95         3.35
1996                              9.36          0.49           0.76            (0.49)         0.00        10.12        13.66
1995                             10.17          0.46          (0.81)           (0.46)         0.00         9.36        (3.38)
1994 (1)                         10.00          0.07           0.17            (0.07)         0.00        10.17         2.43
CLASS B
1998**                          $10.32        $ 0.23         $(0.09)          $(0.23)       $ 0.00       $10.23         1.40%+
1998                              9.95          0.48           0.42            (0.48)        (0.05)       10.32         9.28
1997                             10.11          0.47          (0.16)           (0.47)         0.00         9.95         3.19
1996                              9.36          0.47           0.75            (0.47)         0.00        10.11        13.26
1995                             10.17          0.43          (0.81)           (0.43)         0.00         9.36        (3.62)
1994 (3)                         10.07          0.05           0.10            (0.05)         0.00        10.17         1.48
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                           $10.17       $ 0.28         $(0.05)          $(0.28)       $ 0.00       $10.12         2.29%+
1998                               9.76         0.57           0.42            (0.57)        (0.01)       10.17        10.44
1997                              10.15         0.56          (0.39)           (0.56)         0.00         9.76         1.83
1996                               9.09         0.55           1.06            (0.55)         0.00        10.15        18.14
1995                              10.06         0.51          (0.97)           (0.51)         0.00         9.09        (4.48)
1994 (1)                          10.00         0.08           0.06            (0.08)         0.00        10.06         1.39
CLASS B
1998**                           $10.18       $ 0.27         $(0.05)          $(0.27)       $ 0.00       $10.13         2.16%+
1998                               9.77         0.54           0.42            (0.54)        (0.01)       10.18        10.16
1997                              10.15         0.53          (0.38)           (0.53)         0.00         9.77         1.69
1996                               9.10         0.53           1.05            (0.53)         0.00        10.15        17.72
1995                              10.06         0.49          (0.96)           (0.49)         0.00         9.10        (4.62)
1994 (4)                          10.01         0.04           0.05            (0.04)         0.00        10.06         0.89
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         RATIO OF
                                                                                       RATIO OF        NET INVESTMENT
                                                                      RATIO OF        EXPENSES TO      INCOME (LOSS)
                                                     RATIO OF      NET INVESTMENT       AVERAGE          TO AVERAGE
                                   NET ASSETS,      EXPENSES TO        INCOME         NET ASSETS         NET ASSETS       PORTFOLIO
                                     END OF           AVERAGE        TO AVERAGE       (EXCLUDING         (EXCLUDING       TURNOVER
                                  PERIOD (000)      NET ASSETS       NET ASSETS        WAIVERS)           WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                               $48,358               0.49%*           5.20%*           0.66%*            5.03%*        N/A
1998                                  52,177               0.49             5.21             0.65              5.05          N/A
1997                                  90,301               0.49             5.00             0.66              4.83          N/A
1996                                  84,660               0.49             5.50             0.64              5.35          N/A
1995                                  77,295               0.49             4.08             0.69              3.88          N/A
1994 (1)                              82,477               0.49             2.89             0.80              2.58          N/A
CLASS B
1998**                               $ 5,506               0.74%*           4.95%*           0.91%*            4.78%*        N/A
1998                                   6,550               0.74             4.96             0.90              4.80          N/A
1997                                   7,501               0.74             4.75             0.91              4.58          N/A
1996                                   6,154               0.74             5.15             0.89              5.00          N/A
1995 (2)                                 669               0.74             4.33             0.93              4.14          N/A
------------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                               $88,628               0.75%*           4.81%*           0.82%*            4.74%*          6%
1998                                  85,043               0.75             5.00             0.80              4.96           17
1997                                  92,619               0.75             5.01             0.85              4.91           26
1996                                  36,611               0.75             5.02             0.89              4.88           43
1995                                  26,096               0.75             4.88             1.09              4.54           28
1994 (1)                              20,477               0.75             4.18             1.62              3.31           17
CLASS B
1998**                               $ 8,915               1.00%*           4.56%*           1.07%*            4.49%*          6%
1998                                   7,658               1.00             4.74             1.05              4.70           17
1997                                   6,191               1.00             4.76             1.10              4.66           26
1996                                   4,312               1.00             4.78             1.14              4.64           43
1995                                   2,263               1.00             4.68             1.34              4.34           28
1994 (3)                                 935               1.00             3.87             2.14              2.73           17
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                               $50,694               0.83%*           5.57%*           0.96%*            5.44%*          3%
1998                                  50,100               0.83             5.77             1.05              5.55           21
1997                                  59,014               0.83             5.75             1.16              5.42           46
1996                                  60,228               0.83             5.68             1.11              5.40           28
1995                                  61,067               0.83             5.61             1.17              5.27           13
1994 (1)                              34,654               0.83             4.64             1.49              3.98            5
CLASS B
1998**                               $ 2,060               1.08%*           5.32%*           1.21%*            5.19%*          3%
1998                                   1,519               1.08             5.52             1.30              5.30           21
1997                                   1,830               1.08             5.50             1.41              5.17           46
1996                                   1,167               1.08             5.39             1.36              5.11           28
1995                                     457               1.08             5.34             1.42              5.00           13
1994 (4)                                 141               1.08             4.47             2.00              3.35            5
------------------------------------------------------------------------------------------------------------------------------------

  *  Annualized.
 **  For the six-month period ended July 31, 1998.
  +  Total return is not annualized.
(1)  Commenced operations on December 1, 1993. All ratios for the period have been annualized.
(2)  Commenced operations on February 7, 1994. All ratios for the period have been annualized.
(3)  Commenced operations on December 17, 1993. All ratios for the period have been annualized.
(4)  Commenced operations on December 31, 1993. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

                                    28 & 29

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 1998

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND PERIODS ENDED JANUARY 31,




                                           NET ASSET                NET REALIZED DISTRIBUTIONS DISTRIBUTIONS NET ASSET
                                            VALUE,        NET      AND UNREALIZED  FROM NET       FROM        VALUE,
                                          BEGINNING  INVESTMENT    GAINS (LOSSES) INVESTMENT     CAPITAL      END OF        TOTAL
                                          OF PERIOD INCOME (LOSS)  ON INVESTMENTS   INCOME        GAINS       PERIOD        RETURN
------------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                                      $10.48      $ 0.07         $ 0.84       $ 0.00       $ 0.00      $11.39          8.68%+
1998                                         12.34        0.14          (0.29)        0.00        (1.71)      10.48         (0.30)
1997                                         11.43       (0.10)          1.16         0.00        (0.15)      12.34          9.30
1996                                          7.86       (0.10)          3.67         0.00         0.00       11.43         45.42
1995                                         10.48       (0.06)         (2.56)        0.00         0.00        7.86        (25.00)
1994 (1)                                     10.00        0.00           0.48         0.00         0.00       10.48         (4.80)
CLASS B
1998**                                      $10.35      $ 0.04         $ 0.84       $ 0.00       $ 0.00      $11.23          8.50%+
1998                                         12.24        0.05          (0.23)        0.00        (1.71)      10.35         (0.56)
1997                                         11.36       (0.12)          1.15         0.00        (0.15)      12.24          9.09
1996                                          7.83       (0.12)          3.65         0.00         0.00       11.36         45.08
1995                                         10.48       (0.06)         (2.59)        0.00         0.00        7.83        (25.29)
1994 (2)                                      9.77        0.00           0.71         0.00         0.00       10.48          7.27
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                                      $14.04      $(0.02)        $ 2.77       $ 0.00       $ 0.00      $16.79         19.50%+
1998                                         15.38        0.03           2.52        (0.01)       (3.87)      14.05         17.12
1997                                         13.31        0.00           2.86        (0.01)       (0.78)      15.38         22.06
1996                                          9.57        0.01           3.93        (0.01)       (0.19)      13.31         41.31
1995                                         10.53        0.03          (0.96)       (0.03)        0.00        9.57         (8.84)
1994 (1)                                     10.00        0.00           0.53         0.00         0.00       10.53          5.30
CLASS B
1998**                                      $13.89      $(0.01)        $ 2.71       $ 0.00       $ 0.00      $16.59         19.44%+
1998                                         15.28        0.02           2.46         0.00        (3.87)      13.89         16.76
1997                                         13.25       (0.03)          2.84         0.00        (0.78)      15.28         21.81
1996                                          9.55       (0.01)          3.90         0.00        (0.19)      13.25         40.88
1995                                         10.52        0.01          (0.97)       (0.01)        0.00        9.55         (9.11)
1994 (3)                                     10.33        0.00           0.19         0.00         0.00       10.52          1.84
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                                      $12.62      $ 0.14         $ 0.76       $(0.14)      $ 0.00      $13.38          7.14%+
1998                                         11.23        0.27           1.78        (0.27)       (0.39)      12.62         18.44
1997 (4)                                     10.00        0.16           1.23        (0.16)        0.00       11.23         13.98
CLASS B
1998**                                      $12.62      $ 0.12         $ 0.77       $(0.13)      $ 0.00      $13.38          7.02%+
1998                                         11.24        0.23           1.79        (0.25)       (0.39)      12.62         18.07
1997 (4)                                     10.00        0.15           1.24        (0.15)        0.00       11.24         13.98
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                             RATIO OF
                                                                                            RATIO OF      NET INVESTMENT
                                                                            RATIO OF       EXPENSES TO    INCOME (LOSS)
                                                            RATIO OF     NET INVESTMENT      AVERAGE        TO AVERAGE
                                           NET ASSETS,     EXPENSES TO    INCOME (LOSS)    NET ASSETS       NET ASSETS   PORTFOLIO
                                            END OF          AVERAGE       TO AVERAGE      (EXCLUDING       (EXCLUDING    TURNOVER
                                          PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)         WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                                    $  19,565             1.15%*       (0.80)%*            1.22%*          (0.87)%*    51%
1998                                         27,923             1.15         (0.81)              1.28            (0.94)     133
1997                                         55,924             1.15         (0.91)              1.33            (1.09)     119
1996                                         48,090             1.15         (0.92)              1.32            (1.09)     117
1995                                         34,772             1.15         (0.75)              1.42            (1.02)     126
1994 (1)                                     36,670             1.15         (0.83)              1.70            (1.38)       7
CLASS B
1998**                                     $  2,558             1.40%*       (1.05)%*            1.47%*          (1.12)%*    51%
1998                                          3,064             1.40         (1.06)              1.53            (1.19)     133
1997                                          3,759             1.40         (1.15)              1.58            (1.33)     119
1996                                          2,320             1.40         (1.19)              1.57            (1.36)     117
1995                                            730             1.40         (0.98)              1.67            (1.25)     126
1994 (2)                                        330             1.40         (1.08)              2.15            (1.83)       7
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                                     $123,529             1.02%*       (0.12)%*            1.28%*          (0.38)%*    28%
1998                                        113,048             1.02          0.09               1.28            (0.17)     118
1997                                        118,873             1.02         (0.01)              1.28            (0.27)      90
1996                                         99,612             1.02          0.08               1.27            (0.17)     119
1995                                         70,502             1.02          0.28               1.33            (0.03)     107
1994 (1)                                     54,022             1.02          0.12               1.51            (0.37)       7
CLASS B
1998**                                     $  8,377             1.27%*       (0.37)%*            1.53%*          (0.63)%*    28%
1998                                          6,021             1.27         (0.16)              1.53            (0.42)     118
1997                                          4,482             1.27         (0.27)              1.53            (0.53)      90
1996                                          2,233             1.27         (0.16)              1.52            (0.41)     119
1995                                            505             1.27          0.02               1.58            (0.29)     107
1994 (3)                                        171             1.27          0.19               2.01            (0.55)       7
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1998**                                     $ 48,427             0.96%*        2.09%*             0.96%*           2.09%*     26%
1998                                         48,076             1.11          2.26               1.15             2.22       68
1997 (4)                                     41,580             1.20          3.27               1.25             3.22      107
CLASS B
1998**                                     $  5,292             1.21%*        1.84%*             1.21%*           1.84%*     26%
1998                                          3,678             1.36          2.01               1.40             1.97       68
1997 (4)                                      1,504             1.45          3.02               1.50             2.97       10
------------------------------------------------------------------------------------------------------------------------------------

  *  Annualized.
 **  For the six-month period ended July 31, 1998.
  +  Total return is not annualized.
(1)  Commenced operations on December 1, 1993. All ratios for the period have been annualized.
(2)  Commenced operations on December 29, 1993. All ratios for the period have been annualized.
(3)  Commenced operations on December 31, 1993. All ratios for the period have been annualized.
(4)  Commenced operations on August 2, 1996. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

                                     30 & 31

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:
The Arbor Fund (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993, other than those related to organizational matters and the sale of initial shares to SEI Investments-Mutual Fund Services (the "Administrator"), on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's OVB Family of Funds. The OVB Family of Funds includes the Prime Obligations Portfolio (the "Money Market Portfolio"), Capital Appreciation Portfolio, Emerging Growth Portfolio, Equity Income Portfolio (the "Equity Portfolios"), Government Securities Portfolio and West Virginia Tax-Exempt IncomePortfolio (the "Fixed Income Portfolios"). The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Portfolios are registered to offer two classes of shares: Class A and Class B (see note 3).

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies consistently followed by the Portfolios.

SECURITY VALUATION--
Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity are valued at their amortized cost.
     Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES--
It is each Portfolio's intention to continue to qualify as a regulated investment

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME--
Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS--
The Portfolios, except the West Virginia Tax-Exempt Income Portfolio, invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

EXPENSES--
Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net assets. Class B shares bear a class specific 12b-1 fee. Income, expenses and accumulated realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of relative net asset value each day.

DISTRIBUTIONS--
Distributions from net investment income for the Equity Portfolios are paid to shareholders in the form of quarterly dividends. Distributions from net investment income for the Money Market and Fixed Income Portfolios are declared daily and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting prin-
                                                                     (CONTINUED)

--------------------------------------------------------------------------------

ciples. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--
The preparation of financial statements, in conformity with generally accepted accounting principals, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY, ADMINISTRATION,
TRANSFER AGENT, AND DISTRIBUTION AGREEMENTS:

One Valley Bank, N.A. (the "Adviser") serves as Investment Adviser to each Portfolio pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio as follows:
Prime Obligations Portfolio --.25%,
Capital Appreciation Portfolio --.95%,
Emerging Growth Portfolio --.95%,
Equity Income Portfolio --.74%,
Government Securities Portfolio --.75%
and West Virginia Tax-Exempt Income Portfolio--.45%. The Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of each Portfolio will not exceed the voluntary expense limitations adopted by the Adviser. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Adviser, exceed the specific limitations, the Adviser has agreed to bear such excess. Fee waivers by the Adviser are voluntary and may be terminated at any time.
     Wellington Management Company, LLP (the "Sub-Adviser") serves as the Investment Sub-Adviser to the Prime Obligations Portfolio pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser and the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser manages the Portfolio, selects investments, and places all orders for purchases and sales of the Portfolio's securities, subject to the general supervision of the Trustees of the Trust and the Adviser. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of .075% of the first $500 million of "managed assets" and .02% of "managed assets" in excess of $500 million. "Managed assets" are all

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

of the Money Market Portfolio assets that the Sub-Adviser manages for the Trust, plus the assets of money market portfolios other than the Prime Obligations Portfolio. The fee paid by the Portfolio is based on its proportionate share of "managed assets."
     The Trust and the Administrator have entered into an Administration Agreement. Under terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each Portfolio. There is a minimum annual fee of $100,000 payable to the Administrator by each Portfolio. At its discretion, the Administrator may voluntarily choose not to invoke the $100,000 minimum annual fee. The Administrator also serves as the shareholder servicing agent for the Trust. Compensation for this service is paid under the Administration Agreement.
     DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a Transfer Agency Agreement with the Trust.
     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement. The Class B shares of each Portfolio have a distribution plan (the "Class B Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the Class B Plan, the Trust will pay a fee, at an annual rate of .25% of each Portfolio's average daily net assets attributable to Class B shares to the Distributor as compensation for its services.

4. ORGANIZATIONAL COSTS AND
TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $23,000 for organizational work performed by a law firm of which two officers of the Trust and a Trustee of the Trust are partners.
     Certain officers of the Trust and a Trustee are also officers of the Administrator and/or Distributor.Such officers are paid no fees by the Trust for serving in their respective roles.

                                                                     (CONTINUED)
                                                                              35

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended July 31, 1998 were as follows:
                     U.S. GOVERNMENT  OTHER INVESTMENT
                       SECURITIES        SECURITIES
                    ----------------  -----------------
                    PURCHASES SALES   PURCHASES  SALES
PORTFOLIO             (000)   (000)     (000)    (000)
---------           --------- -----   --------- -------
West Virginia
  Tax-Exempt Income $   --  $   --     $11,709  $ 5,298
Government
  Securities         1,551   1,732          --      500
Emerging Growth         --      --      13,666   25,093
Capital Appreciation    --      --      35,621   46,983
Equity Income           --      --      13,880   14,694

At July 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 1998, for each Equity and Fixed Income Portfolio is as follows:

                                              NET
                  APPRECIATED DEPRECIATED  UNREALIZED
                  SECURITIES   SECURITIES APPRECIATION
PORTFOLIO            (000)       (000)       (000)
---------         ----------- ----------- ------------
West Virginia
  Tax-Exempt
  Income           $ 5,195    $  (99)     $ 5,096
Government
  Securities         2,383       (50)       2,333
Emerging
  Growth             5,008    (1,134)       3,874
Capital
  Appreciation      48,578    (1,054)      47,524
Equity
  Income            10,217      (884)       9,333

6. CONCENTRATION OF CREDIT RISK:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed to be of comparable quality. The Fixed Income Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors.During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
     The West Virginia Tax-Exempt Income Portfolio Invests in debt instruments of municipal issuers. Although this Portfolio monitors investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

THE OVB FUNDS
PORTFOLIOS OF THE ARBOR FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER:
One Valley Bank, N.A.
One Valley Square, P.O. Box 1793
Charleston, WV 25326

DISTRIBUTOR:
SEI Investments Distribution Co.
Oaks, PA 19456

SEI Investments Distribution Co., the Distributor of the OVB Funds, is not affiliated with One Valley Bank, N.A. One Valley Bank, N.A. serves as Investment Adviser for the OVB Funds.

This material must be preceded or accompanied by a current prospectus.

FOR MORE INFORMATION, CALL:
1-800-545-6331

                                                                    OVB-F-008-05